Schedule of Investments PIMCO New York Municipal Income Fund III	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 158.2% ¤
MUNICIPAL BONDS & NOTES 158.2%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$150	$6

DELAWARE 1.5%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	550	485
7.120% due 10/01/2038	95	93

		578

NEW HAMPSHIRE 1.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 5.087% due 07/20/2027	484	499

NEW YORK 146.6%
Albany Capital Resource Corp., New York Revenue Bonds, Series 2024 4.750% due 06/01/2054	200	202
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	300	279
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	730	680
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2062	500	525
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 4.000% due 07/01/2046	245	245
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022 4.000% due 07/01/2049	435	408
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	796	790
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	500	465
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	300	271
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	500	549
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	2,000	2,003
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2051	500	512
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	425	422
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	500	549
Nassau County, New York General Obligation Bonds, Series 2022 4.250% due 04/01/2052	950	955
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(a)	341	102
New York City Housing Development Corp., New York Revenue Bonds, Series 2024 4.850% due 11/01/2059	500	513
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.250% due 11/01/2048	500	552
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	465	463
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045	900	943
New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	300	334
5.250% due 04/01/2054	700	780
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021 4.000% due 02/15/2045	265	265
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020 4.000% due 06/15/2050	600	598
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	750	822
5.250% due 06/15/2052	1,000	1,104
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	500	506
5.250% due 06/15/2048	400	449
5.250% due 06/15/2053	400	446

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

New York County, New York Tobacco Trust Revenue Bonds, Series 2001 5.750% due 06/01/2043	305	311
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	10,000	2,263
0.000% due 06/01/2055 (b)	7,500	691
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	450	531
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,650	2,005
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,001
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	250	195
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	500	500
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	900	902
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	1,400	1,387
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	250	246
New York State Dormitory Authority Revenue Bonds, Series 2018 4.000% due 07/01/2041	405	410
New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	620	621
5.000% due 03/15/2043	1,700	1,801
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	2,280	2,258
5.000% due 07/01/2053	350	373
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	190	184
4.000% due 07/01/2051	750	745
5.000% due 07/15/2050	190	196
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 07/01/2048	500	546
New York State Dormitory Authority Revenue Bonds, Series 2024 5.500% due 07/01/2054	700	810
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	1,000	1,012
New York State Housing Finance Agency Revenue Bonds, Series 2024 4.600% due 11/01/2054	500	500
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2039	600	611
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	500	509
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2055	600	649
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	1,500	1,502
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	1,000	1,104
5.000% due 03/15/2063	800	868
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	750	784
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	500	500
5.250% due 01/01/2050	480	480
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	940	922
5.000% due 10/01/2040	500	519
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 5.250% due 05/15/2040	500	500
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2047	1,000	1,003
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	2,500	2,598
Port Authority of New York & New Jersey Revenue Bonds, Series 2020 4.000% due 07/15/2060	250	237
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2043	275	299
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	398	411
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds, Series 2022 5.000% due 07/01/2032	190	221
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	200	183
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	539
4.000% due 06/01/2050	250	237
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	500	526
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	500	509
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	750	796

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 4.500% due 05/15/2047	300	310
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	700	784
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	2,000	2,043
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	500	431
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	1,500	1,680

		57,975

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	130	0

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	225	259

PUERTO RICO 6.1%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	4,400	296
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	362	233
0.000% due 11/01/2051	497	326
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	250	242
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (b)	3,850	1,307

		2,404

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	90	62
12.000% due 12/01/2045	150	135

		197

VIRGINIA 0.9%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	4,000	132
5.500% due 07/01/2044	250	227

		359

WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	295	284

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

Total Municipal Bonds & Notes (Cost $61,231)	62,561

Total Investments in Securities (Cost $61,231)	62,561

Total Investments 158.2% (Cost $61,231)	$62,561
Auction Rate Preferred Shares (0.2)%	(75)
Remarketable Variable Rate MuniFund Term Preferred Shares (65.5)%	(25,913)
Other Assets and Liabilities, net 7.5%	2,962

Net Assets Applicable to Common Shareholders 100.0%	$39,535

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
(a)				Security is not accruing income as of the date of this report.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$6	$0	$6
Delaware	0	578	0	578
New Hampshire	0	499	0	499
New York	0	57,975	0	57,975
Pennsylvania	0	259	0	259
Puerto Rico	0	2,404	0	2,404
Texas	0	197	0	197
Virginia	0	359	0	359
Wisconsin	0	284	0	284

Total Investments	$0	$62,561	$0	$62,561

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)				(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced